Share-Based Compensation - Narrative (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	1,837	1,853		1,837		22,512	52,408
Aggregate intrinsic value of options exercised	$ 115	$ 141,076	$ 179,000	$ 141,000	$ 180,000	$ 189,480	$ 700,000
Options, granted (in shares)	0		0	0	0	0	0
Stock-based compensation expense	$ 1,634,000		$ 2,054,000	$ 3,640,000	$ 4,066,000	$ 7,906,000	$ 5,222,000
Unamortized stock-based compensation	6,600,000			$ 6,600,000		$ 9,200,000
Unamortized stock-based compensation, weighted average remaining amortization period (in years)				2 years 1 month 17 days		2 years 4 months 13 days
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested in period, intrinsic value	$ 2,120,841	$ 848,522		$ 3,000,000.0		$ 3,144,994
2018 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance (in shares)	0			0		0
Options outstanding (in shares)	1,837			1,837
Expiration period (in years)				10 years		10 years
Vesting period (in years and month)				4 years		4 years
Common stock, capital shares reserved for future issuance (in shares)						233,037
2018 Stock Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)				25.00%		25.00%
2018 Stock Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years and month)				36 months		36 months
2021 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	371,857			371,857